Business Combination - Pro Forma Information (Details) (Chiron Merger Sub, Inc. [Member], USD $) In Thousands, unless otherwise specified	10 Months Ended	12 Months Ended
	Nov. 03, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Pro forma revenue	$ 1,503,412	$ 1,743,440
Pro forma net loss	(60,822)	(280,479)
Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Net earnings (loss)	49,200	(49,200)
Acceleration of Equity-based Compensation Expense [Member]
Business Acquisition [Line Items]
Net earnings (loss)	55,000	(55,000)
Acquisition-related Costs, Post-Merger [Member]
Business Acquisition [Line Items]
Net earnings (loss)		(96,400)
Fair Value Adjustment to Inventory [Member]
Business Acquisition [Line Items]
Net earnings (loss)		$ (33,900)